Total Fund Solution
c/o U.S. Bank Global Fund Services
615 E. Michigan Street
Milwaukee, WI 53202

May 24, 2023

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Dear Sir or Madam:

Re:	Total Fund Solution (the “Trust”)
Securities Act Registration No: (File No. 333-______)
Investment Company Act Registration No: 811-23724

On behalf of the Trust, transmitted herewith for filing is a registration statement on Form N-14 (the “Registration Statement”). The Registration Statement contains a Prospectus/Proxy that provides information regarding the reorganization of Greenspring Fund, Inc., into the Cromwell Greenspring Mid Cap Fund, a new series of Total Fund Solution. The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Very truly yours,

/s/ Elaine E. Richards
Elaine E. Richards
Secretary
Total Fund Solution

Enclosures